Note 12 - Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Gentium GmbH [Member] USD ($)
Operating Loss Carryforwards	€ 53,484
Net Operating Losses Offset Taxable Income Percentage	80.00%	80.00%
Deferred Tax Assets, Operating Loss Carryforwards, Foreign (in Dollars)			4,303
Net Operating Loss Carryforward Term	7 years
Valuation Allowance, Deferred Tax Asset, Change in Amount	€ 1,205	€ 1,252